Note 13 - Income Taxes	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Income Tax Disclosure [Text Block]

Note 13 - Income Taxes

The components of income tax expense for the years ended December 31, 2023 and 2022 are as follows (in thousands):

	2023	2022
Federal:
Current	$128	$2,263
Deferred	351	(221)
Total federal	479	2,042
State, current	749	1,012
Total	$1,228	$3,054

The following table presents the reconciliation between the reported income tax expense and the income tax expense which would be computed by applying the normal federal income tax rate of 21% to income before taxes for the years ended December 31, 2023 and 2022, respectively, as follows (in thousands):

	2023		2022
	Amount	Rate	Amount	Rate
Federal income tax at statutory rate	$682	21.0%	$2,292	21.0%
State tax, net of federal benefit	592	18.2	800	7.4
Stock compensation expense	(28)	(0.9)	(22)	(0.2)
Other	(18)	(0.5)	(16)	(0.2)
Total	$1,228	37.8%	$3,054	28.0%

The components of the net deferred tax asset at December 31, 2023 and 2022 are as follows (in thousands):

	2023	2022
Deferred tax assets:
Allowance for credit losses	$1,419	$1,612
Deferred loan fees	162	256
Stock-based compensation	11	7
Unrealized loss on investment securities available for sale	3	6
Interest on non-accrual loans	1	35
Total deferred tax assets	1,596	1,916

Deferred tax liabilities:
Bank premises and equipment	(249)	(219)
Intangible	(28)	(24)
Total deferred tax liabilities	(277)	(243)

Net Deferred Tax Asset	$1,319	$1,673

The net deferred tax asset at December 31, 2023 and 2022 of $1.3 million and $1.7 million, respectively, is included in other assets. No valuation allowance was established at December 31, 2023 and 2022, in view of the Company’s tax strategies and anticipated future taxable income as evidenced by the Company’s earnings potential.